FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Detail Textuals 2) kr in Thousands	Apr. 30, 2018 SEK (kr) Loan	Apr. 30, 2017 SEK (kr)	Apr. 30, 2016 SEK (kr)
Disclosure of detailed information about financial instruments [line items]
Convertible loans (NOTE 17,18)	kr 52,841	kr 66,307	kr 25,549
Number of convertible loans | Loan	2
Accounts payable (NOTE 18)	kr 9,256	20,837
Other current liabilities (NOTE 22)	3,504	5,356
Convertible Loans | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Fair value of loan	kr 54,159	65,253
Percentage of discount rate	10.00%
Accounts payable (NOTE 18)	kr 9,256	20,837
Accrued expenses	16,020	15,823
Other current liabilities (NOTE 22)	169	197
Small liabilities to large number of suppliers and accrued interest on convertible loan	25,445	36,857
Liabilities in currency other than SEK	7,397	17,016
Alceco International S.A
Disclosure of detailed information about financial instruments [line items]
Amount of credit facility	40,000	40,000
Overdraft facility granted but unutilized	kr 5,000	kr 5,000